Asset Disposal (Details) - USD ($)			12 Months Ended
	Jul. 01, 2022	Aug. 14, 2020	Dec. 31, 2022	Dec. 31, 2020	Sep. 30, 2023	Dec. 31, 2021	Jan. 29, 2021
Asset Acquisition [Line Items]
Asset acquisition, in exchange for cash			$ 400,000
Asset acquisition, transaction cost			$ 49,000
Common stock, par or stated value per share			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
High Attendance [Member]
Asset Acquisition [Line Items]
Asset acquisition, in exchange for cash		$ 449,000
Asset acquisition, transaction cost		49,000
High Attendance [Member] | Common Class A [Member] | Restricted Stock [Member]
Asset Acquisition [Line Items]
Asset acquisition, in exchange for cash	$ 17,500
Asset Acquisition, in exchange for restricted shares		$ 133,257
Cancellation of shares	133,257		133,257
Common stock, par or stated value per share	$ 0.0001
Share-based payment award, award vesting period				24 months
Gain (loss) recognized on nonmonetary transactions			$ 0